Segmented Information - Investments In Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Investments in associates	$ 4,820.0	$ 4,863.0
Additions to goodwill	316.2	136.4
Segment assets	70,508.5	64,372.1
Segment liabilities	52,601.3	47,006.9
Total carrying value	1,148.2
Fair value of investments in associates	530.0
Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	2,085.8	1,774.4
Additions to goodwill	50.3	3.4
Segment assets	57,905.9	53,284.8
Segment liabilities	40,395.0	37,662.0
Operating companies | Northbridge | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	195.4	136.9
Additions to goodwill	0.0	0.0
Segment assets	4,654.4	4,205.7
Segment liabilities	3,085.0	2,706.0
Operating companies | Odyssey Group | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	641.6	443.2
Additions to goodwill	0.0	0.0
Segment assets	13,489.0	12,077.8
Segment liabilities	8,710.8	7,887.7
Operating companies | Crum & Forster | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	265.4	260.6
Additions to goodwill	0.5	0.0
Segment assets	6,803.3	6,217.4
Segment liabilities	4,995.4	4,617.9
Operating companies | Zenith National | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	133.2	149.3
Additions to goodwill	0.0	0.0
Segment assets	2,504.8	2,543.0
Segment liabilities	1,527.7	1,612.8
Operating companies | Brit | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	270.0	266.9
Additions to goodwill	45.9	0.0
Segment assets	8,106.8	7,543.4
Segment liabilities	6,329.2	5,947.6
Operating companies | Allied World | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	373.3	310.0
Additions to goodwill	0.0	0.0
Segment assets	15,596.0	14,530.7
Segment liabilities	11,499.3	10,911.7
Operating companies | Fairfax Asia | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	92.1	91.6
Additions to goodwill	0.0	(0.3)
Segment assets	2,231.5	1,813.4
Segment liabilities	805.1	692.4
Operating companies | Other | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	114.8	115.9
Additions to goodwill	3.9	3.7
Segment assets	4,520.1	4,353.4
Segment liabilities	3,442.5	3,285.9
Reportable segments | Runoff
Disclosure of operating segments [line items]
Investments in associates	142.0	273.4
Additions to goodwill	3.8	0.0
Segment assets	6,372.6	5,529.1
Segment liabilities	4,530.2	3,934.3
Reportable segments | Other
Disclosure of operating segments [line items]
Investments in associates	1,663.0	2,523.3
Additions to goodwill	262.1	133.0
Segment assets	9,210.5	9,424.7
Segment liabilities	5,181.9	3,361.2
Corporate and Other and eliminations and adjustments
Disclosure of operating segments [line items]
Investments in associates	929.2	291.9
Additions to goodwill	0.0	0.0
Segment assets	(2,980.5)	(3,866.5)
Segment liabilities	$ 2,494.2	$ 2,049.4